Schedule of rental agreement with related party (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 HKD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 HKD ($)
Director Quarter [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Rental payment	$ 77	$ 600	$ 600	$ 600
Hong Kong Office [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Rental payment	$ 77	$ 600	$ 600	$ 600